Revenue (Details) - Schedule of Disaggregated Revenue - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Project implementation phase:
Revenues	$ 514,584	$ 474,736
Revenues from pre-production implementation projects [Member]
Project implementation phase:
Revenues	188,281	189,335
Revenues from post-production implementation projects [Member]
Project implementation phase:
Revenues	$ 326,303	$ 285,401